Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - August | iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $2.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.60%
Innovator U.S. Small Cap Power Buffer ETF™ - August | iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $219.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Innovator U.S. Small Cap Power Buffer ETF™ - August | iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $186.48 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Innovator U.S. Small Cap Power Buffer ETF™ - August | iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $257.30 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.00%)